RELATED PARTIES TRANSACTIONS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction Payment	$ 29
Related Party Transaction, Expenses from Transactions with Related Party	5,050	$ 6,100	$ 2,600
Professional Fees	1,600	1,900	1,700
Due to Related Parties, Current	790	1,300
Due from Related Parties, Current	1,500	1,400
Hardware And Software [Member]
Related Party Transaction, Purchases from Related Party	$ 930	$ 1,000	$ 1,100